Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	7,609	$147,309
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	14,327	144,413
PGIM QMA Commodity Strategies Fund (Class R6)	12,222	90,322
PGIM QMA Emerging Markets Equity Fund (Class R6)	27,306	264,867
PGIM QMA International Developed Markets Index Fund (Class R6)	65,877	672,599
PGIM QMA Large-Cap Core Equity Fund (Class R6)	52,168	732,435
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	32,607	286,611
PGIM QMA US Broad Market Index Fund (Class R6)	35,753	469,432
PGIM Total Return Bond Fund (Class R6)	8,344	118,987

Total Long-Term Investments (cost $3,052,906)		2,926,975

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $20,551)	20,551	20,551

TOTAL INVESTMENTS 100.6% (cost $3,073,457)(w)		2,947,526
Liabilities in excess of other assets (0.6)%		(17,930)

Net Assets 100.0%		$2,929,596

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds